Common Stock and Additional Paid-in Capital	12 Months Ended
Dec. 31, 2015
Common Stock and Additional Paid-in Capital [Abstract]
Common Stock and Additional Paid-in Capital
10. Common Stock and Additional Paid-in Capital:

Dividends:
On May 8, 2014, the Company's Board of Directors declared a quarterly cash dividend with respect to the quarter ended March 31, 2014, of $0.19 per common share, to shareholders on record as of May 20, 2014. The dividend was paid in May 2014.

On July 21, 2014, the Company's Board of Directors declared a quarterly cash dividend with respect to the quarter ended June 30, 2014, of $0.19 per common share, to shareholders on record as of August 1, 2014. The dividend was paid in August 2014.

On October 15, 2014, the Company's Board of Directors declared a quarterly cash dividend with respect to the quarter ended September 30, 2014, of $0.19 per common share, to shareholders on record as of October 31, 2014. The dividend was paid in November 2014.

On February 24, 2015, the Company' Board of Directors declared a quarterly cash dividend with respect to the quarter ended December 31, 2014, of $0.19 per common share, to its shareholders of record as of March 10, 2015. The dividend was paid in March 2015.

On May 6, 2015, the Company's Board of Directors declared the fifth consecutive quarterly cash dividend with respect to the quarter ended March 31, 2015, of $0.19 per common share, to its shareholders of record as of May 22, 2015. The dividend was paid in May 2015.

General
Prior to December 8, 2010, the Company's authorized capital stock consisted of 500 common shares, par value $20.00 per share. During December 2010, the Company adopted, amended and restated articles of incorporation pursuant to which its authorized capital stock consisted of 250,000,000 common shares, par value $0.01 per share.

On April 15, 2011, at the Company's Special Meeting of Shareholders, the Company's shareholders approved an increase in the Company's authorized share capital to 1,000,000,000 common shares and 500,000,000 preferred shares.

All company's common stock has equal voting rights and participates equally in dividend distribution.

Issuance of common shares
On June 8, 2015, the Company successfully completed the offering of 28,571,428 shares of its common stock, par value $0.01 per share, at a price of $7.00 per share, resulting in proceeds of $194,134, after deducting placement fees. As part of the offering, Mr. George Economou, the Company's Chairman, President and Chief Executive Officer, purchased $10,000, or 1,428,571 shares, of common stock in the offering at the public offering price.
Treasury stock
During the year ended December 31, 2015, the Company exchanged the $120,000 Exchangeable Promissory Note for an aggregate amount of 22,222,222 of the Company's shares owned by Dryships (Note 3). These shares were not retired and are held as treasury stock.

Restricted stock awards

On March 21, 2012, the Company's Board of Directors approved the 2012 Equity Incentive Plan (the "Plan") and reserved a total of 2,000,000 common shares. Under the Plan, officers, key employees and directors are eligible to receive awards of stock options, stock appreciation rights, restricted stock, restricted stock units, phantom stock units and unrestricted stock.

On May 16, 2013, the Company's Compensation Committee approved the grant of 192,400 shares of non-vested common stock to the Company's employees. The shares vest over a period of three years. The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of the Ocean Rig Shares on the grant date of $16.90 per share.

On August 20, 2013, the Company's Compensation Committee approved a sign-on bonus of 150,000 shares of the Company's common stock to Azara, pursuant to a consultancy agreement with Azara effective January 1, 2013, relating to the services of Mr. George Economou as Chief Executive Officer of the Company. The shares vested over a period of two years. The stock based compensation was recognized to expenses over the vesting period and based on the fair value of the Ocean Rig Shares on the grant date of $17.56 per share.

 On March 31, 2014, the Company's Compensation Committee approved the grant of 161,200 shares of non-vested common stock to employees of Ocean Rig. The shares vest over a period of three years. The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of the Ocean Rig shares on the grant date of $17.79 per share.

On August 19, 2014, the Compensation Committee approved a bonus in the form of 150,000 shares to be granted to Azara for the contribution of Mr. George Economou for Chief Executive Officer's services rendered during 2013. The shares vest over a period of three years. The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of the Ocean Rig shares on the grant date of $18.37 per share.

On November 4, 2014, the Company's Compensation Committee approved the grant of 45,450 shares of non-vested common stock to employees of Ocean Rig. The shares vest over a period of three years. The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of the Ocean Rig shares on the grant date of $12.60 per share.

On December 30, 2014, the Compensation Committee approved a bonus in the form of 300,000 shares to be granted to Azara for the contribution of Mr. George Economou for Chief Executive Officer's services rendered during 2014. The shares vest over a period of three years. The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of the Ocean Rig shares on the grant date of $9.46 per share.
On April 29, 2015, the Company's Compensation Committee approved the grant of 173,200 shares of non-vested common stock to employees of Ocean Rig.  The shares vest over a period of three years.  The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of the Ocean Rig shares on the grant date of $7.24 per share.
On August 5, 2015, the Company's Compensation Committee approved the grant of 13,502 shares of non-vested common stock to employees of Ocean Rig. The shares vest over a period of three years. The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of the Ocean Rig shares on the grant date of $3.19 per share.
As of December 31, 2015, 609,887 shares have vested, while 235,576 shares were forfeited due to employees' resignations.

A summary of the status of Ocean Rig's non vested shares as of December 31, 2014 and 2015 and movement during the years then ended, is presented below.
	Number of non vested shares	Weighted average grant date fair value per non vested shares

Balance December 31, 2013	239,867	$17.15
Granted	656,650	13.76
Forfeited	(78,576)	16.93
Vested	(205,143)	17.31
Balance December 31, 2014	612,798	$13.49
Granted	186,702	6.95
Forfeited	(63,950)	12.29
Vested	(330,252)	13.33
Balance December 31, 2015	405,298	$10.80

	Number of vested shares	Weighted average grant date fair value per vested shares

As at December 31, 2013	162,633	$16.90
Granted and vested	111,585	17.39
Non vested shares granted in prior years and vested 2014	93,558	17.20
Granted and vested shares in prior years, but cancelled during 2014	(58,324)	16.63
As at December 31, 2014	309,452	$17.22
Granted and vested	52,802	6.89
Non vested shares granted in prior years and vested 2015	277,450	14.56
Granted and vested shares in prior years, but cancelled during 2015	(29,817)	16.59
As at December 31, 2015	609,887	$15.15

As of December 31, 2014 and 2015, there was $6,235 and $2,299 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted by the Company, respectively. That cost is expected to be recognized over a period of 2 years. The amounts of $3,634, $3,576 and $3,676 represents the stock based compensation expense which are recorded in "General and administrative expenses", in the accompanying consolidated statements of operations for the years ended December 31, 2013, 2014 and 2015, respectively.  The total fair value of shares vested during the years ended December 31, 2014 and 2015, was $2,383 and $611, respectively. As of December 31, 2015, there were 239,637 shares of common stock which had been granted to employees and vested but which had not yet been issued by the Company.